Convertible Debentures - First and final tranche (Details) - CAD ($)										12 Months Ended
	Apr. 01, 2021	Jan. 06, 2021	Dec. 10, 2020	Dec. 14, 2019	Nov. 14, 2019	Jul. 24, 2019	Jun. 17, 2019	Apr. 10, 2019	Nov. 28, 2018	Oct. 31, 2021	Oct. 31, 2020	Jun. 15, 2020	Oct. 31, 2019	Dec. 13, 2018
Disclosure of detailed information about borrowings [line items]
Warrants issued										58,823,529
Number of common shares for each warrant		15
Warrants exercise price										$ 2.5995	$ 0.4159		$ 0.6083
Equity component										$ 859,000	$ 1,965,000
Amount reclassed from warrants to conversion option with in equity											660,000
Gain loss on extinguishment of debenture										(588,000)	(142,000)
Outstanding debt										17,493,000	4,528,000
Common Share Purchase Warrants
Disclosure of detailed information about borrowings [line items]
Number of common shares for each warrant					1		1
Warrants exercise price					$ 0.50		$ 0.85
Warrants term					2 years		2 years
Grasscity
Disclosure of detailed information about borrowings [line items]
Grasscity acquisition value				$ 2,554,000
Unsecured convertible debentures
Disclosure of detailed information about borrowings [line items]
Maturity period				2 years	2 years	3 years	2 years	2 years	2 years
Number of warrants issuable					1		1
Original principal amount of debenture					$ 0.252		$ 0.75
Legal costs								$ 50,000
Number of shares issued					7,936,057			100,000
Issue price								$ 0.50
Interest rate			8.50%	10.00%	10.00%	8.50%	10.00%	10.00%	8.50%
Number of shares issued for interest payment							855,615	1,752,621
Weighted average price				$ 0.175	$ 0.255
Fair value liability component			$ 1,062,000	$ 1,707,000	$ 1,707,000		$ 2,732,000	$ 7,138,000
Warrant, measurement input					22		22	22
Equity component			188,000		$ 189,000		$ 468,000	$ 1,222,000
Deferred tax			$ 42,000		$ 43,000		$ 128,000	330,000
Amount reclassed from warrants to conversion option with in equity								515,000
Debt issuance costs								58,000						$ 618,000
Debt issuance costs equity component								50,000
Debt issuance costs debt component								8,000
Repayment of principle amount	$ 367,000							$ 1,500,000		$ 4,906,000	$ 1,637,000
Outstanding debt						$ 10,808,000
Unrealized loss on the derivative liability				$ 505,000
Unsecured convertible debentures | Pre-consolidation
Disclosure of detailed information about borrowings [line items]
Conversion price			$ 0.22	$ 0.252	$ 0.252		$ 0.75	$ 0.75	$ 0.75
Number of shares issued for interest payment				1,142,857	784,314							1,871,343
Weighted average price								0.48
Unsecured convertible debentures | Post-consolidation
Disclosure of detailed information about borrowings [line items]
Conversion price			$ 3.30					11.25	$ 11.25
Number of shares issued for interest payment					52,288
Weighted average price							$ 11.25	$ 7.20
Unsecured convertible debentures | Equity Conversion Option
Disclosure of detailed information about borrowings [line items]
Fair value liability component				$ 167,000
Deferred tax				$ 38,000
Unsecured convertible debentures | Common Share Purchase Warrants
Disclosure of detailed information about borrowings [line items]
Number of warrants issuable				1				1
Original principal amount of debenture				$ 0.252				$ 0.75
Warrants issued								11,146,667
Number of common shares for each warrant				1				1
Warrants exercise price				$ 0.50				$ 0.85
Warrants term				2 years				2 years
Number of shares issued				7,936,508			4,266,667
Equity component				$ 175,000	$ 104,000
Deferred tax				40,000	$ 24,000
Unsecured convertible debentures | Common Share Purchase Warrants | Pre-consolidation
Disclosure of detailed information about borrowings [line items]
Weighted average price							$ 0.384
Unsecured convertible debentures | Common Share Purchase Warrants | Post-consolidation
Disclosure of detailed information about borrowings [line items]
Weighted average price							$ 5.76
Unsecured convertible debentures | Grasscity
Disclosure of detailed information about borrowings [line items]
Convertible debt issued for grasscity acquisition				$ 2,000,000
Unsecured convertible debentures | Risk Adjusted discount rate
Disclosure of detailed information about borrowings [line items]
Warrant, measurement input			15	22
Senior unsecured convertible debenture
Disclosure of detailed information about borrowings [line items]
Interest rate			10.00%
Fair value liability component			$ 850,000
Warrant, measurement input			15
Equity component			$ 150,000
Deferred tax			35,000
Gain loss on extinguishment of debenture			87,000
Conversion option transfer to contributed surplus			$ 63,000
Senior unsecured convertible debenture | Pre-consolidation
Disclosure of detailed information about borrowings [line items]
Conversion price			$ 0.22
Senior unsecured convertible debenture | Post-consolidation
Disclosure of detailed information about borrowings [line items]
Conversion price			$ 3.30		$ 3.78